Cover	Aug. 16, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 16, 2021
Entity File Number	001-38426
Entity Registrant Name	SENMIAO TECHNOLOGY LIMITED
Entity Central Index Key	0001711012
Entity Tax Identification Number	35-2600898
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	16F, Shihao Square, Middle Jiannan Blvd.
Entity Address, Address Line Two	High-Tech Zone
Entity Address, City or Town	Chengdu
Entity Address, Country	CN
Entity Address, Postal Zip Code	610000
City Area Code	+86 28
Local Phone Number	61554399
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	AIHS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false